As filed with the Securities and Exchange Commission on September 10, 2018

Registration No. 2-28174

Investment Company Act File No. 811-01597

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___ ☐

Post-Effective Amendment No. 111 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. ______ ☒

STEWARD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

15375 Memorial Dr., Suite 200, Houston, TX 77079

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (713) 260-9000

John Marten

Vedder Price P.C.

222 North LaSalle St

Chicago, IL 60601

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b).

☐	on August 29, 2016 pursuant to paragraph (b).

☐	60 days after filing pursuant to paragraph (a)(i).

☐	on (date) pursuant to paragraph (a)(i).

☐	75 days after filing pursuant to paragraph (a)(ii).

☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously-filed post-effective amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 10th Day of September, 2018.

STEWARD FUNDS, INC.

Registrant

By: /S/ MICHAEL L. KERN, III, CFA

Michael L. Kern, III, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures /s/ MICHAEL L. KERN, III, CFA	Title President	Date September 10, 2018
Michael L. Kern, III, CFA /s/ JAMES A. COPPEDGE	(Principal Executive Officer) Chief Compliance Officer	September 10, 2018
Doug Tyre /s/ SUSAN HAYES*	Principal Financial & Accounting Officer	September 10, 2018
Susan Hayes /s/ MICHAEL L. KERN, III, CFA *	Chairman of the Board, Director	September 10, 2018
Michael L. Kern, III, CFA /s/ RICHARD L. PETEKA*	Director	September 10, 20187
Richard L. Peteka /s/ ADRIANA R. POSADA.*	Director	September 10, 2018
Adriana R. Posada /s/ MARK H. BARINEAU*	Director	September 10, 2018
Mark H. Barineau /s/ KYLE A. DANA*	Director	September 10, 2018
Kyle A. Dana

*By: /s/ MICHAEL L. KERN, III, CFA

          Michael L. Kern, III, CFA Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit

EX-99.POA	Power of Attorney

EX-101.INS	XBRL Instance Document

EX-101.SCH	XRBL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase